Post-Employment Benefit Costs - Schedule of Post Employment Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of defined contribution retirement savings plan [abstract]
Supplemental Employee Retirement Plan (SERP)	$ 810
Group RRSP	223	$ 226
Total post-employment benefits	$ 1,033	$ 226